Long-Term Debt	12 Months Ended
Sep. 30, 2012
Long-Term Debt [Abstract]
Long-Term Debt

4. LONG-TERM DEBT

Long-term debt consists of the following:

	September 30
	2012	2011

Unsecured note payable, with variable interest rate based
on 30-day LIBOR plus 69 basis point spread, with
provision for retirement on March 31, 2012	$-	$15,000,000
Unsecured note payable, with variable interest rate based on three month LIBOR(0.35% at September 30, 2012) plus
125basis point spread, with provision for retirement on
December 1, 2015	5,000,000	5,000,000
Unsecured senior note payable, at 7.66%, with provision for
retirement of $1,600,000 each year beginning December 1,
2014 through December 1, 2018	8,000,000	8,000,000

Total long-term debt	13,000,000	28,000,000
Less current maturities	-	(15,000,000)

Total long-term debt	$13,000,000	$13,000,000

The above debt obligations contain various provisions, including a minimum interest charge coverage ratio, limitations on debt as a percentage of total capitalization and a provision restricting the payment of dividends, primarily based on the earnings of the Company and dividends previously paid. The Company was in compliance with these provisions at September 30, 2012 and 2011. At September 30, 2012, approximately $14,905,000 of retained earnings was available for dividends.

The $15,000,000 unsecured variable rate note was refinanced on March 30, 2012 with a one-year promissory note with a maturity date of March 31, 2013. More information regarding the promissory note is included in Note 3.

The $5,000,000 variable rate note also has an interest rate swap that converts the note into a fixed rate debt with a 5.79% effective interest rate. The interest rate swap matures on December 1, 2015.

The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2012 are as follows:

Year Ending
September 30	Maturities

2013	$-
2014	-
2015	1,600,000
2016	6,600,000
2017	1,600,000
Thereafter	3,200,000

Total	$13,000,000